KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 97 .8%
Automotive: Parts and Accessories — 2 .1%
37,182 Allison Transmission Holdings Inc. ................. $ 1,477,613
15,023 Autoliv Inc. ......................................................... 1,468,648
2,946,261
Banking — 0 .5%
37,887 Umpqua Holdings Corp. .................................. 699,015
Broadcasting — 1 .1%
10,605 Nexstar Media Group Inc. , Cl. A ...................... 1,568,267
Building and Construction — 4 .6%
25,451 Fortune Brands Home & Security Inc. ............. 2,535,174
59,210 KB Home ............................................................ 2,411,031
8,404 Vulcan Materials Co. ......................................... 1,462,885
6,409,090
Business Services — 6 .2%
53,024 Hudson Pacific Properties Inc. , REIT ............... 1,475,128
15,810 Iron Mountain Inc. , REIT .................................. 669,079
20,945 Lamar Advertising Co. , Cl. A, REIT ................. 2,187,077
22,266 Omnicom Group Inc. ......................................... 1,781,057
26,688 Quanta Services Inc. .......................................... 2,417,132
8,529,473
Computer Software and Services — 4 .4%
45,530 CDK Global Inc. ................................................. 2,262,385
78,026 NortonLifeLock Inc. .......................................... 2,123,868
14,212 SYNNEX Corp. .................................................. 1,730,453
6,116,706
Consumer Products — 3 .9%
28,456 Brunswick Corp. ................................................ 2,834,787
18,864 Hasbro Inc. ......................................................... 1,783,025
26,633 Reynolds Consumer Products Inc. ................... 808,312
5,426,124
Consumer Services — 1 .0%
19,487 Equity LifeStyle Properties Inc. , REIT .............. 1,448,079
Diversified Industrial — 7 .2%
9,894 Acuity Brands Inc. ............................................. 1,850,475
179,141 GrafTech International Ltd. .............................. 2,081,618
22,623 ITT Inc. ............................................................... 2,072,041
32,284 Jabil Inc. .............................................................. 1,876,346
64,689 nVent Electric plc ............................................... 2,020,884
9,901,364
Electronics — 1 .7%
9,525 Agilent Technologies Inc. .................................. 1,407,890
10,229 Dolby Laboratories Inc. , Cl. A .......................... 1,005,409
2,413,299
Energy and Utilities — 14 .9%
25,684 Black Hills Corp. ................................................ 1,685,641
25,978 Chesapeake Energy Corp. ................................. 1,348,778
40,918 Devon Energy Corp. .......................................... 1,194,396
25,192 Diamondback Energy Inc. ................................. 2,365,277
28,878 Evergy Inc. ......................................................... 1,745,098
68,948 MDU Resources Group Inc. .............................. 2,160,830
13,352 National Fuel Gas Co. ....................................... 697,642
51,345 NRG Energy Inc. ................................................ 2,069,204
56,796 OGE Energy Corp. ............................................. 1,911,185
10,605 Pioneer Natural Resources Co. ......................... 1,723,525
42,143 UGI Corp. ........................................................... 1,951,642
Shares
Market
Value
23,153 Valero Energy Corp. .......................................... $ 1,807,786
20,661,004
Entertainment — 0 .4%
24,656 Cinemark Holdings Inc. † .................................. 541,199
Equipment and Supplies — 1 .2%
20,636 The Timken Co. .................................................. 1,663,055
Financial Services — 17 .3%
49,665 Air Lease Corp. .................................................. 2,073,017
7,170 Ameriprise Financial Inc. .................................. 1,784,470
11,029 Arthur J Gallagher & Co. .................................. 1,544,942
9,014 BOK Financial Corp. .......................................... 780,612
21,121 Comerica Inc. ..................................................... 1,506,772
22,270 Discover Financial Services ............................... 2,634,318
74,234 Equitable Holdings Inc. ..................................... 2,260,425
26,158 Popular Inc. ........................................................ 1,963,158
22,090 Prosperity Bancshares Inc. ................................ 1,586,062
14,031 Reinsurance Group of America Inc. ................. 1,599,534
17,941 South State Corp. ............................................... 1,466,856
41,888 Synovus Financial Corp. ................................... 1,838,046
54,262 Virtu Financial Inc. , Cl. A .................................. 1,499,259
22,977 Voya Financial Inc. ............................................ 1,413,086
23,950,557
Food and Beverage — 3 .3%
36,321 Conagra Brands Inc. .......................................... 1,321,358
21,217 Lamb Weston Holdings Inc. ............................. 1,711,363
27,972 Molson Coors Beverage Co. , Cl. B † .................. 1,501,817
4,534,538
Health Care — 9 .7%
3,885 Chemed Corp. .................................................... 1,843,432
21,563 Encompass Health Corp. .................................. 1,682,561
58,792 Healthcare Trust of America Inc. , Cl. A, REIT . 1,569,746
47,256 Organon & Co. † ................................................. 1,429,967
30,934 Perrigo Co. plc ................................................... 1,418,324
84,928 Sabra Health Care REIT Inc. ............................. 1,545,690
5,115 STERIS plc .......................................................... 1,055,224
13,268 The Ensign Group Inc. ...................................... 1,149,938
12,019 Universal Health Services Inc. , Cl. B ................ 1,759,942
13,454,824
Hotels and Gaming — 3 .6%
7,837 Marriott Vacations Worldwide Corp. † ............. 1,248,434
70,698 VICI Properties Inc. , REIT ................................. 2,193,052
20,326 Wyndham Hotels & Resorts Inc. ...................... 1,469,367
4,910,853
Machinery — 2 .9%
33,759 BWX Technologies Inc. ...................................... 1,962,073
15,906 Oshkosh Corp. ................................................... 1,982,524
3,944,597
Metals and Mining — 1 .6%
14,808 Franco-Nevada Corp. ........................................ 2,148,197
Real Estate — 1 .2%
36,763 Highwoods Properties Inc. , REIT ..................... 1,660,585
Retail — 3 .1%
98,093 Brixmor Property Group Inc. , REIT ................. 2,245,349
10,072 L Brands Inc. ...................................................... 725,788
12,549 PVH Corp. † ........................................................ 1,350,147
4,321,284

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals — 5 .9%
16,130 Ashland Global Holdings Inc. .......................... $ 1,411,375
14,229 FMC Corp. .......................................................... 1,539,578
52,494 Olin Corp. ........................................................... 2,428,372
15,632 RPM International Inc. ...................................... 1,386,246
41,874 Valvoline Inc. ..................................................... 1,359,230
8,124,801
TOTAL COMMON STOCKS ......................... 135,373,172
SHORT TERM INVESTMENT — 2 .2%
Other Investment Companies — 2 .2%
3,028,255 Fidelity Government Portfolio , Cl. I , 0.010% ,
12/01/99 * .......................................................... 3,028,255
TOTAL INVESTMENTS — 100.0%
(Cost $ 95,523,726 ) ........................................... $ 138,401,427
* 1 day yield as of June 30, 2021.
† Non-income producing security.
REIT Real Estate Investment Trust